                       SUPPLEMENT DATED OCTOBER 19, 2006
                                       TO
                          PROSPECTUS DATED MAY 1, 2006
                                     FOR THE
                     FARMERS ACCUMULATOR VUL (THE "POLICY")
                                 ISSUED THROUGH
                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
                                   OFFERED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

This Supplement describes a name change for McCamish Systems, L.L.C. ("McCamish") in the State of California. Please retain this Supplement with your Prospectus for future reference.

McCamish, the administrator for your Policy, has adopted the business name of "McCamish Systems, LLC Insurance Administrators" in the State of California to comply with California regulations. McCamish remains known as McCamish Systems, L.L.C. in all other states in which it conducts business.

As a result, the paragraph appearing at the bottom right-hand corner of page 52 of the Prospectus entitled "SERVICE CENTER" is replaced in its entirety with the following:

            SERVICE  CENTER
            The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. (registered and known as "McCamish Systems, LLC Insurance Administrators" in the State of California only) is the administrator of the Policy. You can call the Service Center office toll-free at 1-877-376-8008.

                                      * * *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.

                       SUPPLEMENT DATED OCTOBER 19, 2006
                                       TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006
                                     FOR THE
                     FARMERS ACCUMULATOR VUL (THE "POLICY")
                                 ISSUED THROUGH
                    FARMERS VARIABLE LIFE SEPARATE ACCOUNT A
                                   OFFERED BY
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

This Supplement describes a change in the home office address for Farmers Financial Solutions, LLC ("FFS") and a name change in the State of California for McCamish Systems, L.L.C. ("McCamish"). Please retain this Supplement with your Statement of Additional Information ("SAI") for future reference.

FFS, one of the two principal underwriters and distributors for your Policy, is moving its home office. Effective Monday, October 23, 2006, FFS will move to its new location at 30801 Agoura Road, Bldg. 1, Agoura Hills, California 91301-2054.

As a result, on page 11 of the SAI, the second sentence of the second paragraph under the section "DISTRIBUTION OF THE POLICIES" is replaced in its entirety with the following:

        FFS is a Nevada limited liability company and its home office is located at 30801 Agoura Road, Bldg. 1, Agoura Hills, California 91301-2054.


                ------------------------------------------------


McCamish, the administrator for your Policy, has adopted the business name of "McCamish Systems, LLC Insurance Administrators" in the State of California to comply with California regulations. McCamish remains known as McCamish Systems, L.L.C. in all other states in which it conducts business.

As a result, the paragraph appearing at the top left-hand corner of page 4 of the SAI entitled "SERVICE CENTER" is replaced in its entirety with the following:

            SERVICE  CENTER
            The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. (registered and known as "McCamish Systems, LLC Insurance Administrators" in the State of California only) is the administrator of the Policy. You can call the Service Center office toll-free at 1-877-376-8008.

As a result, on page 11 of the SAI, the first sentence under the section "THIRD PARTY ADMINISTRATION AGREEMENT" is replaced in its entirety with the following:

        We have entered into a Master Administration Agreement (the "Agreement") with McCamish Systems, L.L.C. (registered and known as "McCamish Systems, LLC Insurance Administrators" in the State of California only) ("McCamish"), a limited liability company organized and existing under the laws of Georgia.

                                      * * *

If you have any questions, please call the Service Center toll-free at 1-877-376-8008, or write the Service Center at P.O. Box 724208, Atlanta, Georgia 31139.